Business Segment, Geographic, and Concentration Risk Information	9 Months Ended
Sep. 30, 2017
Segment Reporting [Abstract]
Business Segment, Geographic, and Concentration Risk Information
19.	BUSINESS SEGMENT, GEOGRAPHIC, AND CONCENTRATION RISK INFORMATION

The Company has three operating segments, which are organized based mainly on the nature of the business activities performed and regulatory environments in which they operate. The Company also considers the types of products from which the reportable segments derive their revenue (only applicable to two reportable segments). Each operating segment has a segment manager who is held accountable for operations and has discrete financial information that is regularly reviewed by the Company’s chief operating decision-maker. The Company’s operating segments are as follows:

Oncology Innovation Platform—This primary operating segment performs research and development on certain of the Company’s proprietary drugs, from the preclinical development of its chemical compounds, to the execution and analysis of its several clinical trials. This segment focuses specifically on the oral absorption cancer drug platform, the Src Kinase inhibitors, and the transmucosal drug delivery system. This segment performs research in the United States, Taiwan, Hong Kong, and mainland China.

Global Supply Chain Platform—This operating segment includes QuaDPharma and Polymed. QuaDPharma is a contract manufacturing company that provides small to mid-scale cGMP manufacturing of clinical and commercial products for pharmaceutical and biotech companies. QuaDPharma also performs microbiological and analytical testing for raw material and formulated products and is expanding to manufacture and sell pharmaceutical products under 503B regulations set forth by the U.S. Food and Drug Administration (“FDA”). Polymed markets and sells API and medical devices in North America, Europe, and Asia from its locations in Texas and China. Polymed also develops new compounds, processing techniques, and manufactures API at Taihao, a cGMP facility in Chongqing, China. A majority of the Company’s revenue is generated by this segment. The pharmaceutical manufacturing facilities being built in the Banan District in Chongqing, China (see Note 14—Business and Economic Collaborative Agreements) will be included within this segment and the Company anticipates that this segment will support the Oncology Innovation Platform segment when drugs in development are approved for market.

Commercial Platform—This operating segment includes Athenex Pharmaceutical Division, a newly-formed component that is focused on the manufacturing, distribution, and sales of generic pharmaceuticals. This segment provides services and products to external customers based mainly in the United States.

The segments operate in North America and Asia. The Company’s Oncology Innovation Platform segment operates and holds long-lived assets located in the United States, Taiwan, Hong Kong, and mainland China. The Commercial Platform segment operates and holds long-lived assets located in the United States. The Global Supply Chain Platform segment operates and holds long-lived assets located in the United States and China. For geographic segment reporting, product sales have been attributed to countries based on the location of the customer.

Segment information is as follows (in thousands):

	Year Ended December 31,		Nine Months Ended September 30,
	2015	2016	2016	2017
			(unaudited)
Net loss attributable to Athenex, Inc.:
Oncology Innovation Platform	$(50,257)	$(64,837)	$(40,441)	$(83,836)
Global Supply Chain Platform	(343)	(11)	(23)	(4,693)
Commercial Platform	—	(22,867)	(7,197)	(14,358)

Total consolidated net loss attributable to Athenex, Inc.	$(50,600)	$(87,715)	$(47,661)	$(102,887)

	Year Ended December 31,		Nine Months Ended September 30,
	2015	2016	2016	2017
			(unaudited)
Total revenue:
Oncology Innovation Platform	$973	$998	$669	$1,208
Global Supply Chain Platform	17,998	26,581	19,371	19,407
Commercial Platform	—	—	—	9,274

Total revenue for reportable segments	18,971	27,579	20,040	29,889
Intersegment revenue	(5,027)	(7,028)	(4,602)	(6,719)

Total consolidated revenue	$13,944	$20,551	$15,438	$23,170

	Year Ended December 31,		Nine Months Ended September 30,
	2015	2016	2016	2017
			(unaudited)
Total revenue by product group:
API sales	$9,179	$15,331	$11,740	$10,369
Medical device sales	1,966	2,338	1,525	1,128
Contract manufacturing revenue	1,464	1,497	1,229	934
Commercial product sales	224	228	50	9,547
License fees and consulting revenue	297	392	241	756
Grant revenue	814	765	653	436

Total consolidated revenue	$13,944	$20,551	$15,438	$23,170

Intersegment revenue is recorded by the selling segment when it is realized or realizable and all revenue recognition criteria are met. Upon consolidation, all intersegment revenue and related cost of sales are eliminated from the selling segment’s ledger.

	Year Ended December 31,		Nine Months Ended September 30,
	2015	2016	2016	2017
			(unaudited)
Total depreciation and amortization:
Oncology Innovation Platform	$101	$195	$146	$342
Global Supply Chain Platform	787	1,644	1,139	1,569
Commercial Platform	—	187	45	674

Total consolidated depreciation and amortization	$888	$2,026	$1,330	$2,585

	December 31,		September 30, 2017
	2015	2016
			(unaudited)
Total assets:
Oncology Innovation Platform	$73,837	$53,022	$85,450
Global Supply Chain Platform	46,594	48,560	47,864
Commercial Platform	—	4,308	15,444

Total consolidated assets	$120,431	$105,890	$148,758

	Year Ended December 31,		Nine Months Ended September 30,
	2015	2016	2016	2017
			(unaudited)
Total revenue:
United States	$3,270	$3,573	$2,575	$11,056
India	4,914	7,803	5,364	5,275
Austria	2,323	5,197	4,698	2,682
China	2,366	2,338	1,627	1,767
Taiwan	84	—	—	500
Other foreign countries	987	1,640	1,174	1,890

Total consolidated revenue	$13,944	$20,551	$15,438	$23,170

	December 31,		September 30, 2017
	2015	2016
			(unaudited)
Total property and equipment, net:
United States	$2,621	$2,177	$4,609
China	3,668	3,633	4,215

Total consolidated property and equipment, net	$6,289	$5,810	$8,824

Customer revenue and accounts receivable concentration amounted to the following for the identified periods. These customers relate to the Commercial Platform segment and the Global Supply Chain Platform segment.

	Year Ended December 31,		Nine Months Ended September 30,
	2015	2016	2016	2017
			(unaudited)
Percentage of total revenue by customer:
Customer A	29%	38%	35%	20%
Customer B	17%	24%	29%	11%
Customer C	—	—	—	11%
Customer D	—	—	—	7%

	December 31,		September 30, 2017
	2015	2016
			(unaudited)
Percentage of total accounts receivable by customer:
Customer A	46%	50%	25%
Customer B	12%	9%	8%
Customer C	11%	—	11%